Joint venture settlement obligation	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Joint venture settlement obligation [Text Block]

12 Joint venture settlement obligation

On June 22, 2023 and amended on August 21, 2023, the Company entered into an agreement with Captiva to settle the outstanding joint-venture agreement on Sage Ranch between the Company and Captiva, whereby the Company will pay Captiva $5,591,588 in 48 equal monthly installments of $116,491 starting on July 1, 2024, with the last payment on June 1, 2028. Subsequent to the amount being repaid, Captiva will no longer have any further net profits interest in and to the Sage Ranch Project. During the year ended December 31, 2023, the present value of $3,811,504 of these future payments was calculated using a discount rate of 13.43% and $185,587 of accretion was recorded in the statement of loss and comprehensive loss (note 2).

During the year ended December 31, 2024, $552,928 ($185,587 - 2023, $nil - 2022) of accretion was recorded in the statement of loss and comprehensive loss. During the year ended December 31, 2024, the Company and Captiva agreed to net $206,947 of a receivable against the joint venture settlement obligation (note 5).

During the year ended December 31, 2024, the Company settled $1,000,000 of the settlement obligation in exchange for the issuance of 2,197,802 common shares in the capital of the Company and recorded a loss of $538,461 on settlement and loss on modification of 246,168 in the statement of loss and comprehensive loss. As a result of the settlement there are no payments required on the obligation until July 2025.

	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$3,997,091	$-	$-
Joint-venture settlement obligation	-	3,811,504	-
Accretion	552,928	185,587	-
Reclass from loan receivable (note 5)	(206,947)	-	-
Repayment	(220,500)	-	-
Settled on issuance of common shares	(1,000,000)	-	-
Loss on modification	246,168		-
Ending balance	$3,368,740	$3,997,091	$-
Classified as current	$669,449	$698,950	$-
Classified at non-current	$2,699,291	$3,298,141	$-